Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES
Income tax expense	$ 2,691	$ 1,975	$ 8,365	$ 6,906	$ 4,380
Effective tax rate (as a percent)	36.70%	36.20%	35.00%	35.00%	34.00%